Intangible assets (Tables)	12 Months Ended
Dec. 31, 2019
Intangible assets
Schedule of goodwill and intangible assets

EURm	Goodwill	Other	Total
Acquisition cost as of January 1, 2018	6 297	8 997	15 294
Translation differences	172	175	347
Additions	–	277	277
Acquisitions through business combinations	32	–	32
Disposals and retirements(1)	(141)	(25)	(166)
Acquisition cost as of December 31, 2018	6 360	9 424	15 784
Accumulated amortization and impairment charges as of January 1, 2018	(1 049)	(5 026)	(6 075)
Translation differences	–	(80)	(80)
Impairment charges	–	(16)	(16)
Disposals and retirements(1)	141	15	156
Amortization	–	(964)	(964)
Accumulated amortization and impairment charges as of December 31, 2018	(908)	(6 071)	(6 979)
Net book value as of January 1, 2018	5 248	3 971	9 219
Net book value as of December 31, 2018	5 452	3 353	8 805
Acquisition cost as of January 1, 2019	6 360	9 424	15 784
Translation differences	75	82	157
Additions	–	52	52
Disposals and retirements	–	(92)	(92)
Acquisition cost as of December 31, 2019	6 435	9 466	15 901
Accumulated amortization and impairment charges as of January 1, 2019	(908)	(6 071)	(6 979)
Translation differences	–	(41)	(41)
Impairment charges	–	(12)	(12)
Disposals and retirements	–	71	71
Amortization	–	(984)	(984)
Accumulated amortization and impairment charges as of December 31, 2019	(908)	(7 037)	(7 945)
Net book value as of January 1, 2019	5 452	3 353	8 805
Net book value as of December 31, 2019	5 527	2 429	7 956
(1)	Includes goodwill with acquisition cost and accumulated impairment of EUR 141 million related to the Digital Health business disposal in 2018.

Schedule of intangible assets by type

EURm	2019	2018
Customer relationships	1 788	2 063
Technologies	41	582
Tradenames and trademarks	145	191
Other	455	517
Total	2 429	3 353